Basis of preparation	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
A.1. International financial reporting standards (IFRS)
The consolidated financial statements cover the twelve-month periods ended December 31, 2020, 2019 and 2018.
In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of December 31, 2020.
The consolidated financial statements of Sanofi as of December 31, 2020 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of December 31, 2020. Sanofi has also early adopted, with effect from January 1, 2020, the second amendment to IFRS 9 on interest rate benchmark reform, which was endorsed by the European Union between the end of the reporting period and the date on which the financial statements were closed off (see Note A.2.2.).
IFRS as endorsed by the European Union as of December 31, 2020 are available under the heading “IFRS Financial Statements” via the following web link:
https://www.efrag.org/Endorsement.
The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.
A.2. New standards, amendments and interpretations
A.2.1. New standards applicable from January 1, 2020
During 2018, the IASB published a number of amendments mandatorily applicable at the earliest from January 1, 2020 onwards. These include “Definition of a Business” (amendment to IFRS 3), issued October 22, 2018, which applies prospectively to business combinations from January 1, 2020 onwards. Those amendments do not have a material impact on the consolidated financial statements for the year ended December 31, 2020.
On May 28, 2020, the IASB issued “Covid-19-Related Rent Concessions”, an amendment to IFRS 16. The amendment, which came into force on October 12, 2020, allows lessees not to account for rent concessions as lease modifications if they are a direct consequence of Covid-19 and meet certain conditions. The impact of first-time application of this amendment was immaterial.
In its consolidated financial statements for the year ended December 31, 2019, and with no material impact, Sanofi (i) early adopted the Phase 1 amendment to IFRS 9 relating to interest rate benchmark reform and (ii) in light of the IFRIC agenda decision of November 2019, reviewed the lease term of contracts cancellable without the payment of a penalty, either by the lessor or the lessee, in order to take into account the concept of "economic penalty".
A.2.2. New pronouncements issued by the IASB and applicable from 2021 or later
This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2021 or subsequent years, and Sanofi’s position regarding future application.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1. On May 14, 2020, the IASB issued “Reference to the Conceptual Framework”, an amendment to IFRS 3; “Proceeds before Intended Use”, an amendment to IAS 16; “Onerous Contracts – Cost of Fulfilling a Contract”, an amendment to IAS 37; and “Annual Improvements to IFRS standards 2018-2020”. Sanofi does not expect a material impact from those amendments, which are applicable at the earliest from January 1, 2022 (subject to endorsement by the European Union). Sanofi will not early adopt those amendments.
On August 27, 2020, the IASB issued a second amendment (Phase 2) to IFRS 9, relating to interest rate benchmark reform. Sanofi has early adopted that amendment in the consolidated financial statements for the year ended December 31, 2020. The hedging instruments contracted by Sanofi affected by interest rate benchmark reform are the interest rate swaps described in note D.20b.), maturing from 2022.
Fair value hedging relationships consist of swapping fixed-rate euro-denominated bonds to the overnight benchmark rate applicable in euros (Eonia), with a perfect alignment of critical terms between hedged items and hedging instruments. Consequently, those hedging relationships currently have no ineffective portion, and that will remain the case once Eonia is replaced by Ester, the new euro overnight benchmark rate.
Cash flow hedging relationships consist of swapping floating-rate synthetic debt (combination of fixed-rate bonds and fixed-to-Eonia interest rate swaps) to fixed rates, with the same perfect alignment of critical terms between hedged items and hedging instruments. Sanofi expects that Eonia will be replaced by Ester simultaneously in the interest rate swap contracts affected, and hence believes that the cash flow hedging relationships in question will remain fully effective. Consequently, Sanofi does not expect the interest rate benchmark reform to have a material impact on its hedging relationships.
A.3. Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13 and D.23.);
•impairment of property, plant and equipment, intangible assets, and investments accounted for using the equity method (see Notes B.6. and D.5.);
•the valuation of goodwill and the valuation and estimated useful life of acquired intangible assets (see Notes B.3.2., B.4., D.4. and D.5.);
•the measurement of equity investments in unquoted entities (see Notes B.8.5. and D.12.);
•the measurement of contingent consideration receivable in connection with asset divestments (see Notes B.8.5. and D.12.) and of contingent consideration payable (see Notes B.3. and D.18.);
•the measurement of financial assets at amortized cost (see Note B.8.5.);
•the amount of post-employment benefit obligations (see Notes B.23. and D.19.1.);
•the amount of liabilities or provisions for restructuring, litigation, tax risks and environmental risks (see Notes B.12., B.19., B.20., D.19. and D.22.); and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences (see Notes B.22. and D.14.).
Actual results could differ from these estimates.
A.4. Hyperinflation
Under IAS 29, (Financial Reporting in Hyperinflationary Economies), non-monetary balance sheet items must be restated using a general price index; monetary items are not restated. Items in the income statement and the statement of comprehensive income must be restated by applying the change in the general price index from the dates when the income and expense items were initially recorded in the financial statements.
In Lebanon, the cumulative inflation rate over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. On November 10, 2020, the IPTF (International Practices Task Force) recommended that Lebanon be treated as a hyperinflationary economy. Consequently, Sanofi decided to apply IAS 29 with effect from 2020. The resulting monetary foreign exchange loss in respect of the impact of hyperinflation in Lebanon was recognized in the Sanofi financial statements as of December 31, 2020, and is immaterial.
In 2020, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met.
In 2018, the Venezuelan government made further changes to the foreign exchange system. At the end of August 2018 the “DICOM” rate, which had been the compulsory rate since the end of January 2018, was abolished and replaced by the “PETRO” rate with a floating US dollar/bolivar parity. At the same time, the strong bolivar (“VEF”) was also replaced by a new currency known as the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Consequently, the contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has treated Argentina as a hyperinflationary economy from July 1, 2018 onwards, and applies IAS 29. As a result, an immaterial monetary foreign exchange loss was recognized in the Sanofi financial statements as of December 31, 2020, December 31, 2019 and December 31, 2018 in respect of the impact of hyperinflation in Argentina.
A.5. Withdrawal of the United Kingdom from the European Union
The withdrawal of the United Kingdom from the European Union does not pose any major issues for Sanofi, and Sanofi does not expect a material impact on the consolidated financial statements.
A.6. Covid-19 pandemic
Covid-19, confirmed as a pandemic by the World Health Organization on March 11, 2020, has led to a global health crisis. Sanofi has assessed the impact of the uncertainties created by the pandemic. As of December 31, 2020, those uncertainties have not appreciably called into question the estimates and assumptions made by management (see Note A.3.). Sanofi will continue to reassess those estimates and assumptions as the situation evolves.
Effect of the Covid-19 pandemic on the valuation of goodwill and other intangible assets
In accordance with IAS 36 (Impairment of Assets), Sanofi conducts impairment tests on goodwill allocated to each of its cash generating units and on other intangible assets not yet available for use (such as capitalized in-process research and development) on an annual basis, regardless of whether there is an indication they might have become impaired (see Notes B.6. and D.5.). The impairment tests conducted as of December 31, 2020 found no indications of potential impairment. Sanofi also conducted impairment tests on certain intangible assets as a result of specific circumstances not directly related to the Covid-19 pandemic; the outcomes of those tests are described in Note D.5.
Effect of the Covid-19 pandemic on accounts receivable
As of December 31, 2020, Sanofi estimated the value of its accounts receivable using the expected loss method (see Note B.8.1.). Nothing was identified that would indicate a material increase in expected credit risk, especially as regards Sanofi’s principal customers (see Note D.34.).
Effect of the Covid-19 pandemic on the liquidity position
The Covid-19 pandemic has not had a negative impact on Sanofi’s liquidity position.
Effect of the Covid-19 pandemic on the presentation of the income statement
The effects of the Covid-19 pandemic are presented in the relevant line items of the income statement, according to the function or nature of the income or expense.
A.7. Agreements relating to the recombinant Covid-19 vaccine candidate developed by Sanofi in collaboration with GSK
On February 18, 2020, Sanofi and the US Department of Health and Human Services extended their research and development partnership to leverage Sanofi’s previous development work on a SARS vaccine to attempt to unlock a fast path forward for developing a Covid-19 vaccine. Under the terms of the collaboration, the Biomedical Advanced Research and Development Authority (BARDA), part of the Office of the Assistant Secretary for Preparedness and Response within the US Department of Health and Human Services, is helping to fund the research and development undertaken by Sanofi. Sanofi has recognized the BARDA funding as a deduction from the research and development expenses incurred, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance). The amount of government assistance received and expenses incurred in 2020 is immaterial.
On April 14, 2020, Sanofi and GlaxoSmithKline (GSK) entered into a collaboration agreement to develop a recombinant Covid-19 vaccine candidate, with Sanofi contributing its S‑protein Covid-19 antigen (based on recombinant DNA technology) and GSK contributing its pandemic adjuvant technology. Sanofi is leading clinical development and the registration process for the vaccine.
On July 31, 2020, the recombinant Covid-19 vaccine candidate developed by Sanofi in collaboration with GSK was selected by the US government’s Operation Warp Speed (OWS) program. Under the OWS, the US government is providing funds to support further development of the vaccine, including clinical trials and scaling-up of manufacturing capacity. The agreement also provides for the supply of 100 million doses of the vaccine, with payment due at the time vaccine doses are provided.
Sanofi has recognized the funding received from the US government as a deduction from (i) the development expenses incurred or (ii) the acquisition cost of property, plant and equipment acquired, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
As regards delivery of the 100 million vaccine doses, Sanofi considers this to be a contract with a customer, to be accounted for in accordance with IFRS 15 (Revenue from Contracts with Customers).
In September 2020, Sanofi and GSK signed pre-order contracts with the Canadian and UK governments and with the European Union for doses of the vaccine candidate. As of the date of signature, those contracts do not constitute a firm commitment to purchase since the governments and the EU can decide whether or not to proceed with their purchase based on the results of the clinical trial. If the pre-orders are confirmed, the amounts received by Sanofi on the date of signature of the pre-order contracts will be deducted from the amount due in respect of the firm order for the vaccines.
In accordance with IFRS 15 (see Note B.13.1.), Sanofi recognizes revenue when control over the product is transferred to the customer (for vaccines, transfer of control is usually determined by reference to the terms of release and acceptance of batches of vaccine). The total amount received by Sanofi on signature of the vaccine pre-order contracts was €252 million. In accordance with IFRS 15, those payments are customer contract liabilities (i.e. an obligation for the entity to supply goods to a customer, for which consideration has been received from the customer). They are presented within “Customer contract liabilities” in the balance sheet (see Note D.19.5.), and within “Net change in other current assets and other current liabilities” in the statement of cash flows.
On December 11, 2020, Sanofi and GSK published interim clinical trial results showing an immune response comparable to patients who recovered from Covid-19 in adults aged 18 to 49 years, but an insufficient response in older adults. The two companies reaffirmed their intention to ongoing development of the vaccine candidate but decided to initiate a Phase IIb study with an improved antigen formulation in the first quarter of 2021 in order to provide high-level immune response across all age groups. As of December 31, 2020 this new stage in the development of the vaccine candidate had not altered the funding commitments made by the US government, or the pre-orders placed by Canada, the UK and the EU.